Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 4,048	$ 10,066	$ 17,461
Accounts receivable, net	2,971	1,537	2,108
Inventories	2,953	2,865	2,221
Prepaid expenses and other current assets	1,464	1,547	616
Current portion of deferred consideration, net of discount	232	239	237
Total current assets	11,668	16,254	22,643
Property and equipment, net	935	1,136	1,239
Deferred consideration, net of discount, less current portion	1,215	1,322	1,497
Other assets	530	494	80
Total assets	14,348	19,206	25,459
Current liabilities:
Accounts payable	1,362	1,272	1,255
Accrued expenses and other current liabilities	1,241	1,406	1,302
Deferred revenue	186	147	345
Deferred revenue Invekra (Note 4)	57	59	176
Current portion of long-term debt	74	230	123
Current portion of capital leases	157	147	74
Taxes payable	0	0	13
Total current liabilities	3,077	3,261	3,288
Long-term deferred revenue	399	443	527
Long-term debt, less current portion	25	32	45
Long-term capital leases, less current portion	62	144	168
Total liabilities	3,563	3,880	4,028
Stockholders' Equity
Convertible preferred stock	0	0	0
Common stock	1	1	1
Additional paid-in capital	178,629	176,740	168,709
Accumulated deficit	(163,718)	(157,440)	(143,101)
Accumulated other comprehensive loss	(4,127)	(3,975)	(4,178)
Total stockholders' equity	10,785	15,326	21,431
Total liabilities and stockholders' equity	$ 14,348	$ 19,206	$ 25,459